Nature of Business and Organization (Details) - USD ($)	Apr. 16, 2025	Dec. 31, 2024	Dec. 31, 2023	Jan. 19, 2023	Aug. 04, 2022
Nature of Business and Organization [Line Items]
Shares issued				6,671,444
Consideration per share (in Dollars per share)				$ 0.0001
TZJ Global (BVI) Limited [Member]
Nature of Business and Organization [Line Items]
Consideration per share (in Dollars per share)				$ 0.0001
Ningbo Haoxin to Haoxin [Member]
Nature of Business and Organization [Line Items]
Equity interests percentage					100.00%
Haoxin Cayman through Haoxin BVI [Member]
Nature of Business and Organization [Line Items]
Equity interests percentage					100.00%
Haoxin Cayman [Member]
Nature of Business and Organization [Line Items]
Equity interests percentage					100.00%
Class A Ordinary Shares [Member]
Nature of Business and Organization [Line Items]
Shares issued		7,200,000	7,200,000
Consideration per share (in Dollars per share)		$ 0.0001	$ 0.0001
Ordinary shares outstanding		7,200,000	7,200,000
Class A Ordinary Shares [Member] | TZJ Global (BVI) Limited [Member]
Nature of Business and Organization [Line Items]
Shares issued				6,671,444
Class A Ordinary Shares [Member] | TZJ Global (BVI) Limited [Member]
Nature of Business and Organization [Line Items]
Shares issued				528,000
Class B Ordinary Shares [Member]
Nature of Business and Organization [Line Items]
Shares issued		4,800,000	4,800,000
Consideration per share (in Dollars per share)		$ 0.0001	$ 0.0001
Ordinary shares outstanding		4,800,000	4,800,000
Class B Ordinary Shares [Member] | TZJ Global (BVI) Limited [Member]
Nature of Business and Organization [Line Items]
Shares issued				4,799,556
Consideration per share (in Dollars per share)				$ 0.0001
Ordinary Shares [Member]
Nature of Business and Organization [Line Items]
Ordinary shares outstanding		12,000,000
IPO [Member] | Class A Ordinary Shares [Member]
Nature of Business and Organization [Line Items]
Shares issued				528,000
IPO [Member] | Class B Ordinary Shares [Member]
Nature of Business and Organization [Line Items]
Shares issued				4,799,556
Forecast [Member]
Nature of Business and Organization [Line Items]
Gross proceeds (in Dollars)	$ 7,000,000
Forecast [Member] | IPO [Member]
Nature of Business and Organization [Line Items]
Issuance of common stock	1,750,000
Public offering price (in Dollars per share)	$ 4
Gross proceeds (in Dollars)	$ 1,750,000